Acquisitions & Divestitures - 2023 Acquisitions - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Total commodity revenue		$ 794,841	$ 868,263	$ 1,919,349
Tanos
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 262,329
Transaction costs	936
Total commodity revenue	$ 45,589